PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits	¥ 6,919		¥ 5,019
Receivable related to financial services (Note 2)	4,193		3,403
Interest receivables	514		759
Prepaid expenses	168		240
Others	955		748
Total	¥ 12,749	$ 1,797	¥ 10,169